Securities Act of 1933 File No.: 33-56094
                               Investment Company Act of 1940 File No.: 811-7428


                     ING INTERNATIONAL SMALLCAP GROWTH FUND

                         SUPPLEMENT DATED APRIL 2, 2003
                           TO THE CLASS A, B, C AND M
                         INTERNATIONAL FUNDS PROSPECTUS
                               DATED MARCH 1, 2003

PORTFOLIO MANAGEMENT CHANGE

Effective March 31, 2003, the section entitled "Management of the Funds - International SmallCap Growth Fund" on page 34 of the prospectus is amended to read:

Nicholas-Applegate Capital Management (NACM) serves as Sub-Adviser to the International SmallCap Growth Fund. Founded in 1984 by Arthur Nicholas, Managing Director and Fred Applegate as an institutional investment manager, Nicholas-Applegate is now a wholly owned subsidiary of Allianz AG. As of January 31, 2003, NACM managed over $15.8 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations and other institutional investors and individuals. Nicholas-Applegate has offices in San Diego, New York, San Francisco and Chicago. Its principal place of business is 600 West Broadway, San Diego, California 92101.

The following individuals share responsibility for the day-to-day management of the Fund:

As chief investment officer of Nicholas-Applegate, Horacio Valeiras, CFA is responsible for daily management of all investment and trading functions within the firm. Mr. Valeiras is a member of the Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. Mr. Valeiras was previously head of International Equity and asset allocation programs with Philadelphia-based Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston. Mr. Valeiras has 16 years of investment management experience.

Loretta J. Morris, Lead Portfolio Manager, International, focuses on management and research responsibilities of the International portfolios and is a member of the firm's Executive Committee. Ms. Morris has been the Lead or Co-Lead Portfolio Manager of the Portfolio since its inception. Ms. Morris joined Nicholas-Applegate in 1990.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                       Securities Act of 1933 File No.: 33-56094
                               Investment Company Act of 1940 File No.: 811-7428


                     ING INTERNATIONAL SMALLCAP GROWTH FUND

                         SUPPLEMENT DATED APRIL 2, 2003
                                 TO THE CLASS Q
                         INTERNATIONAL FUNDS PROSPECTUS
                               DATED MARCH 1, 2003

PORTFOLIO MANAGEMENT CHANGE

Effective March 31, 2003, the section entitled "Management of the Funds - International SmallCap Growth Fund" on page 23 of the prospectus is amended to read:

Nicholas-Applegate Capital Management (NACM) serves as Sub-Adviser to the International SmallCap Growth Fund. Founded in 1984 by Arthur Nicholas, Managing Director and Fred Applegate as an institutional investment manager, Nicholas-Applegate is now a wholly owned subsidiary of Allianz AG. As of January 31, 2003, NACM managed over $15.8 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations and other institutional investors and individuals. Nicholas-Applegate has offices in San Diego, New York, San Francisco and Chicago. Its principal place of business is 600 West Broadway, San Diego, California 92101.

The following individuals share responsibility for the day-to-day management of the Fund:

As chief investment officer of Nicholas-Applegate, Horacio Valeiras, CFA is responsible for daily management of all investment and trading functions within the firm. Mr. Valeiras is a member of the Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. Mr. Valeiras was previously head of International Equity and asset allocation programs with Philadelphia-based Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston. Mr. Valeiras has 16 years of investment management experience.

Loretta J. Morris, Lead Portfolio Manager, International, focuses on management and research responsibilities of the International portfolios and is a member of the firm's Executive Committee. Ms. Morris has been the Lead or Co-Lead Portfolio Manager of the Portfolio since its inception. Ms. Morris joined Nicholas-Applegate in 1990.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE